MASTER TRUST - Schedule of Net Investment Gain (Details) - EBP 007 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Total Master Trust investment income	$ 639,527
Master Trust Balances
EBP, Master Trust [Line Items]
Net appreciation of investments	767,473
Interest	34,601
Dividends	21,922
Total Master Trust investment income	823,996
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investment income	$ 610,928